SUPPLEMENT TO THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE

INSURANCE POLICY

PROSPECTUS

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT NINE

SEPARATE ACCOUNT D

VARIABLE ANNUITY CONTRACTS

AMERICAN GENERAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VL-R

VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

Effective on May 14, 2021, the principal executive office and home office address of American Home Assurance Company (“American Home”) was changed to 1271 Avenue of the Americas, FL37, New York, NY 10020-1304. All references in the prospectus to the American Home address are hereby replaced accordingly.

Dated: September 14, 2021

Please keep this Supplement with your Prospectus.